FINANCE LEASE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Gross [Member]
FINANCE LEASE RECEIVABLES (Tables) [Line Items]
Disclosure of maturity analysis of finance lease payments receivable [text block]	The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	2018 £m	2017 £m
Gross investment in finance leases, receivable:
Not later than 1 year	458	680
Later than 1 year and not later than 5 years	1,351	1,106
Later than 5 years	1,104	1,053
	2,913	2,839
Unearned future finance income on finance leases	(1,068)	(692)
Rentals received in advance	(23)	(53)
Net investment in finance leases	1,822	2,094

Net [Member]
FINANCE LEASE RECEIVABLES (Tables) [Line Items]
Disclosure of maturity analysis of finance lease payments receivable [text block]	The net investment in finance leases represents amounts recoverable as follows:

	2018 £m	2017 £m
Not later than 1 year	152	546
Later than 1 year and not later than 5 years	679	887
Later than 5 years	991	661
Net investment in finance leases	1,822	2,094